World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	525,358,569.34	30,046
Yield Supplement Overcollateralization Amount 10/31/15	20,422,338.88	0
Receivables Balance 10/31/15	545,780,908.22	30,046
Principal Payments	19,206,654.39	1,331
Defaulted Receivables	718,384.26	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	19,531,937.38	0
Pool Balance at 11/30/15	506,323,932.19	28,672

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	69.82%

Prepayment ABS Speed	1.62%

Overcollateralization Target Amount	22,784,576.95
Actual Overcollateralization	22,784,576.95

Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.10%
Weighted Average Remaining Term	56.08

Delinquent Receivables:
Past Due 31-60 days	7,338,120.54	420
Past Due 61-90 days	2,044,349.37	106
Past Due 91-120 days	339,331.93	21
Past Due 121 + days	0.00	0
Total	9,721,801.84	547

Total 31+ Delinquent as % Ending Pool Balance	1.92%

Recoveries	395,506.29

Aggregate Net Losses/(Gains) - November 2015	322,877.97
Current Net Loss Ratio (Annualized)	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Flow of Funds	$ Amount

Collections	21,539,693.13
Advances	11,004.75
Investment Earnings on Cash Accounts	2,654.31
Servicing Fee	(454,817.42)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,098,534.77

Distributions of Available Funds
(1) Class A Interest	454,372.98
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,178,078.48
(7) Distribution to Certificateholders	2,440,906.31
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,098,534.77

Servicing Fee	454,817.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 11/16/15	501,717,433.72
Principal Paid	18,178,078.48
Note Balance @ 12/15/15	483,539,355.24

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2a
Note Balance @ 11/16/15	99,248,716.86
Principal Paid	9,089,039.24
Note Balance @ 12/15/15	90,159,677.62
Note Factor @ 12/15/15	68.8241814%

Class A-2b
Note Balance @ 11/16/15	99,248,716.86
Principal Paid	9,089,039.24
Note Balance @ 12/15/15	90,159,677.62
Note Factor @ 12/15/15	68.8241814%

Class A-3
Note Balance @ 11/16/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	204,000,000.00
Note Factor @ 12/15/15	100.0000000%

Class A-4
Note Balance @ 11/16/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	84,410,000.00
Note Factor @ 12/15/15	100.0000000%

Class B
Note Balance @ 11/16/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	14,810,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	479,549.98
Total Principal Paid	18,178,078.48
Total Paid	18,657,628.46

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	65,338.74
Principal Paid	9,089,039.24
Total Paid to A-2a Holders	9,154,377.98

Class A-2b
One-Month Libor	0.19700%
Coupon	0.47700%
Interest Paid	38,136.32
Principal Paid	9,089,039.24
Total Paid to A-2b Holders	9,127,175.56

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6790377
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7399656
Total Distribution Amount	26.4190033

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4987690
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.3819789
Total A-2a Distribution Amount	69.8807479

A-2b Interest Distribution Amount	0.2911169
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.3819789
Total A-2b Distribution Amount	69.6730958

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/15	87,381.41
Balance as of 11/30/15	98,386.16
Change	11,004.75

Reserve Account
Balance as of 11/16/15	1,806,189.65
Investment Earnings	222.69
Investment Earnings Paid	(222.69)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65